Stock Incentive Plan - Assumptions (Details) - Stock Options	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	40.00%	35.00%	55.00%
Range of risk free interest rates, minimum	0.74%	0.85%	1.23%
Range of risk free interest rates, maximum	1.27%	1.74%	2.09%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected option lives	2 years 1 month 2 days	2 years 6 months 4 days	3 years 5 months 1 day
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of expected option lives	6 years 4 months 13 days	6 years 4 months 6 days	6 years 4 months 2 days